SEGMENT REPORTING - Percentage of Value-added and Commodity-based Sales to Total Sales and Gross Sales by Major Product Classification (Details)	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Revenue from External Customer [Line Items]
Percentage of sales (in hundredths)	19.00%	17.00%	17.00%
Value Added Sales
Revenue from External Customer [Line Items]
Percentage of sales (in hundredths)	59.80%	58.50%	58.10%
Product
Revenue from External Customer [Line Items]
Percentage of sales (in hundredths)	40.20%	41.50%	41.90%